Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Mutual Series Funds
Entity Central Index Key	0000825063
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class A
Trading Symbol	TEBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$114	1.01%
[1]
Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Mutual Beacon Fund returned 25.28%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and the broader organization.
↑	Retailer Ulta Beauty on robust earnings showing strong growth across its business categories as it benefits from new beauty products.

Top detractors from performance:
↓	Property insurer Progressive as growth moderated from peak levels and despite robust underwriting margins and ongoing market share gains.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	25.28	9.74	9.55
Class A (with sales charge)	18.38	8.51	8.93
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,509,480,758
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 22,097,030
Investment Company Portfolio Turnover	46.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,509,480,758
Total Number of Portfolio Holdings	36
Total Management Fee Paid	$22,097,030
Portfolio Turnover Rate	46.86%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class C
Trading Symbol	TEMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$197	1.76%
[3]
Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Mutual Beacon Fund returned 24.30%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and the broader organization.
↑	Retailer Ulta Beauty on robust earnings showing strong growth across its business categories as it benefits from new beauty products.

Top detractors from performance:
↓	Property insurer Progressive as growth moderated from peak levels and despite robust underwriting margins and ongoing market share gains.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	24.30	8.92	8.72
Class C (with sales charge)	23.30	8.92	8.72
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,509,480,758
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 22,097,030
Investment Company Portfolio Turnover	46.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,509,480,758
Total Number of Portfolio Holdings	36
Total Management Fee Paid	$22,097,030
Portfolio Turnover Rate	46.86%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$142	1.26%
[5]
Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Mutual Beacon Fund returned 24.97%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and the broader organization.
↑	Retailer Ulta Beauty on robust earnings showing strong growth across its business categories as it benefits from new beauty products.

Top detractors from performance:
↓	Property insurer Progressive as growth moderated from peak levels and despite robust underwriting margins and ongoing market share gains.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	24.97	9.47	9.28
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,509,480,758
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 22,097,030
Investment Company Portfolio Turnover	46.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,509,480,758
Total Number of Portfolio Holdings	36
Total Management Fee Paid	$22,097,030
Portfolio Turnover Rate	46.86%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class R6
Trading Symbol	FMBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$81	0.72%
[7]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Mutual Beacon Fund returned 25.57%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and the broader organization.
↑	Retailer Ulta Beauty on robust earnings showing strong growth across its business categories as it benefits from new beauty products.

Top detractors from performance:
↓	Property insurer Progressive as growth moderated from peak levels and despite robust underwriting margins and ongoing market share gains.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	25.57	10.07	9.89
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,509,480,758
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 22,097,030
Investment Company Portfolio Turnover	46.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,509,480,758
Total Number of Portfolio Holdings	36
Total Management Fee Paid	$22,097,030
Portfolio Turnover Rate	46.86%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class Z
Trading Symbol	BEGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$86	0.76%
[9]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class Z shares of Franklin Mutual Beacon Fund returned 25.57%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and the broader organization.
↑	Retailer Ulta Beauty on robust earnings showing strong growth across its business categories as it benefits from new beauty products.

Top detractors from performance:
↓	Property insurer Progressive as growth moderated from peak levels and despite robust underwriting margins and ongoing market share gains.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class Z	25.57	10.01	9.83
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,509,480,758
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 22,097,030
Investment Company Portfolio Turnover	46.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,509,480,758
Total Number of Portfolio Holdings	36
Total Management Fee Paid	$22,097,030
Portfolio Turnover Rate	46.86%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class A
Trading Symbol	TEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$134	1.20%
[11],[12]
Expenses Paid, Amount	$ 134	[11]
Expense Ratio, Percent	1.20%	[11]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Mutual Global Discovery Fund returned 23.37%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑
Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism that it can benefit from government and private sector investments in infrastructure and defense.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	23.37	11.97	8.65
Class A (with sales charge)	16.57	10.71	8.04
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,468,644,891
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 76,975,414
Investment Company Portfolio Turnover	42.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$9,468,644,891
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$76,975,414
Portfolio Turnover Rate	42.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[13]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class C
Trading Symbol	TEDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$217	1.95%
[14],[15]
Expenses Paid, Amount	$ 217	[14]
Expense Ratio, Percent	1.95%	[14]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Mutual Global Discovery Fund returned 22.44%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑
Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism that it can benefit from government and private sector investments in infrastructure and defense.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	22.44	11.14	7.83
Class C (with sales charge)	21.44	11.14	7.83
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,468,644,891
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 76,975,414
Investment Company Portfolio Turnover	42.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$9,468,644,891
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$76,975,414
Portfolio Turnover Rate	42.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[16]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class R
Trading Symbol	TEDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$162	1.45%
[17],[18]
Expenses Paid, Amount	$ 162	[17]
Expense Ratio, Percent	1.45%	[17]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Mutual Global Discovery Fund returned 23.08%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑
Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism that it can benefit from government and private sector investments in infrastructure and defense.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	23.08	11.70	8.38
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,468,644,891
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 76,975,414
Investment Company Portfolio Turnover	42.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$9,468,644,891
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$76,975,414
Portfolio Turnover Rate	42.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[19]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class R6
Trading Symbol	FMDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$100	0.89%
[20],[21]
Expenses Paid, Amount	$ 100	[20]
Expense Ratio, Percent	0.89%	[20]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Mutual Global Discovery Fund returned 23.73%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑
Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism that it can benefit from government and private sector investments in infrastructure and defense.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	23.73	12.35	9.03
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,468,644,891
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 76,975,414
Investment Company Portfolio Turnover	42.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$9,468,644,891
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$76,975,414
Portfolio Turnover Rate	42.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[22]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class Z
Trading Symbol	MDISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z1	$106	0.95%
[23],[24]
Expenses Paid, Amount	$ 106	[23]
Expense Ratio, Percent	0.95%	[23]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class Z shares of Franklin Mutual Global Discovery Fund returned 23.67%. The Fund compares its performance to the  MSCI World Value Index-NR, which returned 20.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑
Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism that it can benefit from government and private sector investments in infrastructure and defense.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class Z	23.67	12.25	8.92
MSCI All Country World Index-NR	22.34	11.19	11.72
MSCI World Value Index-NR	20.79	11.35	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,468,644,891
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 76,975,414
Investment Company Portfolio Turnover	42.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$9,468,644,891
Total Number of Portfolio Holdings	65
Total Management Fee Paid	$76,975,414
Portfolio Turnover Rate	42.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[25]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class A
Trading Symbol	TEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$145	1.21%
[26]
Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Mutual International Value Fund returned 39.63%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 42.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism it can benefit from government and private sector investments in infrastructure and defense.
↑	U.K.-based aerospace and defence company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Agricultural equipment maker CNH Industrial after an unusually negative sales mix, a big tariff headwind and persistently weak demand.
↓	Energy services firm Schlumberger (SLB), given ongoing oil market uncertainties, tariffs and weaker global economic growth which weighed on upstream investment and demand for its services.
↓	Japanese medical device maker Olympus amid concerns about sluggish growth in China and ongoing U.S. Food and Drug Administration inspections which are constraining the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	39.63	14.12	8.21
Class A (with sales charge)	31.94	12.83	7.60
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI EAFE Value Index-NR	42.25	13.37	8.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,247,427,720
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 7,904,803
Investment Company Portfolio Turnover	51.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,247,427,720
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$7,904,803
Portfolio Turnover Rate	51.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[27]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, Todd Ostrow stepped down as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class C
Trading Symbol	TEURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$234	1.96%
[28]
Expenses Paid, Amount	$ 234
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Mutual International Value Fund returned 38.60%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 42.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism it can benefit from government and private sector investments in infrastructure and defense.
↑	U.K.-based aerospace and defence company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Agricultural equipment maker CNH Industrial after an unusually negative sales mix, a big tariff headwind and persistently weak demand.
↓	Energy services firm Schlumberger (SLB), given ongoing oil market uncertainties, tariffs and weaker global economic growth which weighed on upstream investment and demand for its services.
↓	Japanese medical device maker Olympus amid concerns about sluggish growth in China and ongoing U.S. Food and Drug Administration inspections which are constraining the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	38.60	13.26	7.40
Class C (with sales charge)	37.60	13.26	7.40
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI EAFE Value Index-NR	42.25	13.37	8.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,247,427,720
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 7,904,803
Investment Company Portfolio Turnover	51.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,247,427,720
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$7,904,803
Portfolio Turnover Rate	51.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[29]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, Todd Ostrow stepped down as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class R
Trading Symbol	FMURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$175	1.46%
[30]
Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Mutual International Value Fund returned 39.30%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 42.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism it can benefit from government and private sector investments in infrastructure and defense.
↑	U.K.-based aerospace and defence company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Agricultural equipment maker CNH Industrial after an unusually negative sales mix, a big tariff headwind and persistently weak demand.
↓	Energy services firm Schlumberger (SLB), given ongoing oil market uncertainties, tariffs and weaker global economic growth which weighed on upstream investment and demand for its services.
↓	Japanese medical device maker Olympus amid concerns about sluggish growth in China and ongoing U.S. Food and Drug Administration inspections which are constraining the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	39.30	13.83	7.94
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI EAFE Value Index-NR	42.25	13.37	8.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,247,427,720
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 7,904,803
Investment Company Portfolio Turnover	51.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,247,427,720
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$7,904,803
Portfolio Turnover Rate	51.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[31]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, Todd Ostrow stepped down as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class R6
Trading Symbol	FMEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$104	0.87%
[32]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Mutual International Value Fund returned 40.11%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 42.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism it can benefit from government and private sector investments in infrastructure and defense.
↑	U.K.-based aerospace and defence company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Agricultural equipment maker CNH Industrial after an unusually negative sales mix, a big tariff headwind and persistently weak demand.
↓	Energy services firm Schlumberger (SLB), given ongoing oil market uncertainties, tariffs and weaker global economic growth which weighed on upstream investment and demand for its services.
↓	Japanese medical device maker Olympus amid concerns about sluggish growth in China and ongoing U.S. Food and Drug Administration inspections which are constraining the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	40.11	14.49	8.60
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI EAFE Value Index-NR	42.25	13.37	8.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,247,427,720
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 7,904,803
Investment Company Portfolio Turnover	51.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,247,427,720
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$7,904,803
Portfolio Turnover Rate	51.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[33]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, Todd Ostrow stepped down as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class Z
Trading Symbol	MEURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$115	0.96%
[34]
Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class Z shares of Franklin Mutual International Value Fund returned 39.94%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 42.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Deutsche Bank on strength in its fixed income business, better returns at its private bank and optimism it can benefit from government and private sector investments in infrastructure and defense.
↑	U.K.-based aerospace and defence company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Agricultural equipment maker CNH Industrial after an unusually negative sales mix, a big tariff headwind and persistently weak demand.
↓	Energy services firm Schlumberger (SLB), given ongoing oil market uncertainties, tariffs and weaker global economic growth which weighed on upstream investment and demand for its services.
↓	Japanese medical device maker Olympus amid concerns about sluggish growth in China and ongoing U.S. Food and Drug Administration inspections which are constraining the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class Z	39.94	14.39	8.49
MSCI All Country World ex-U.S. Index-NR	32.39	7.91	8.41
MSCI EAFE Value Index-NR	42.25	13.37	8.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,247,427,720
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 7,904,803
Investment Company Portfolio Turnover	51.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,247,427,720
Total Number of Portfolio Holdings	55
Total Management Fee Paid	$7,904,803
Portfolio Turnover Rate	51.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[35]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective May 1, 2025, Todd Ostrow stepped down as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class A
Trading Symbol	TEQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$111	1.02%
[36]
Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Mutual Quest Fund returned 17.34%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 17.04%, 20.79% and 8.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Sorenson Communications, a provider of video and captioned telephone services for deaf and hard-of-hearing individuals, amid declining use of its services.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	17.34	7.74	6.24
Class A (with sales charge)	10.88	6.53	5.64
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	17.04	9.35	8.52
MSCI World Value Index-NR	20.79	11.35	9.23
Bloomberg U.S. Corporate High Yield Index	8.62	4.51	6.53
[37]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,700,151,418
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 17,709,970
Investment Company Portfolio Turnover	50.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,700,151,418
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$17,709,970
Portfolio Turnover Rate	50.37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[38]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class C
Trading Symbol	TEMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$192	1.77%
[39]
Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Mutual Quest Fund returned 16.47%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 17.04%, 20.79% and 8.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Sorenson Communications, a provider of video and captioned telephone services for deaf and hard-of-hearing individuals, amid declining use of its services.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	16.47	6.93	5.44
Class C (with sales charge)	15.47	6.93	5.44
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	17.04	9.35	8.52
MSCI World Value Index-NR	20.79	11.35	9.23
Bloomberg U.S. Corporate High Yield Index	8.62	4.51	6.53
[40]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,700,151,418
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 17,709,970
Investment Company Portfolio Turnover	50.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,700,151,418
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$17,709,970
Portfolio Turnover Rate	50.37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[41]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class R
Trading Symbol	FMQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$139	1.28%
[42]
Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Mutual Quest Fund returned 17.05%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 17.04%, 20.79% and 8.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Sorenson Communications, a provider of video and captioned telephone services for deaf and hard-of-hearing individuals, amid declining use of its services.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	17.05	7.46	5.97
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	17.04	9.35	8.52
MSCI World Value Index-NR	20.79	11.35	9.23
Bloomberg U.S. Corporate High Yield Index	8.62	4.51	6.53
[43]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,700,151,418
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 17,709,970
Investment Company Portfolio Turnover	50.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,700,151,418
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$17,709,970
Portfolio Turnover Rate	50.37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[44]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class R6
Trading Symbol	FMQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$79	0.73%
[45]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Mutual Quest Fund returned 17.71%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 17.04%, 20.79% and 8.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Sorenson Communications, a provider of video and captioned telephone services for deaf and hard-of-hearing individuals, amid declining use of its services.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	17.71	8.06	6.57
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	17.04	9.35	8.52
MSCI World Value Index-NR	20.79	11.35	9.23
Bloomberg U.S. Corporate High Yield Index	8.62	4.51	6.53
[46]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,700,151,418
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 17,709,970
Investment Company Portfolio Turnover	50.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,700,151,418
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$17,709,970
Portfolio Turnover Rate	50.37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[47]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class Z
Trading Symbol	MQIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$84	0.77%
[48]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class Z shares of Franklin Mutual Quest Fund returned 17.64%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 17.04%, 20.79% and 8.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	South Korean technology company Samsung Electronics on solid earnings and optimism about both a rebound in the memory chip cycle and its artificial intelligence exposure.
↑	Google parent Alphabet on accelerating growth in search, YouTube and its cloud business as well as optimism about its artificial intelligence model.
↑	U.K.-listed insurer Prudential as it benefits from strong growth in the Asia-Pacific region and its management team focuses on capital discipline, growth and cash generation.

Top detractors from performance:
↓	Sorenson Communications, a provider of video and captioned telephone services for deaf and hard-of-hearing individuals, amid declining use of its services.
↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class Z	17.64	8.00	6.50
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	17.04	9.35	8.52
MSCI World Value Index-NR	20.79	11.35	9.23
Bloomberg U.S. Corporate High Yield Index	8.62	4.51	6.53
[49]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,700,151,418
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 17,709,970
Investment Company Portfolio Turnover	50.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,700,151,418
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$17,709,970
Portfolio Turnover Rate	50.37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[50]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class A
Trading Symbol	TESIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	0.99%
[51]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Mutual Shares Fund returned 11.46%. The Fund compares its performance to the Russell 1000 Value Index, which returned 15.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Retailer Dollar General as sales growth was strong and the company took market share by focusing on improving the employee and consumer experience.
↑	CVS Health on solid recent earnings results in its health insurance and pharmacy businesses and optimism its health insurance business should benefit from stabilizing medical costs.
↑	British American Tobacco on strength in its new product categories, bigger share buybacks and more favorable regulatory environment.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina, given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	11.46	9.22	7.55
Class A (with sales charge)	5.32	7.99	6.94
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,018,316,385
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 46,452,226
Investment Company Portfolio Turnover	51.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$7,018,316,385
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$46,452,226
Portfolio Turnover Rate	51.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[52],[53]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2025, Aman Gupta, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class C
Trading Symbol	TEMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$183	1.74%
[54]
Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Mutual Shares Fund returned 10.61%. The Fund compares its performance to the Russell 1000 Value Index, which returned 15.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Retailer Dollar General as sales growth was strong and the company took market share by focusing on improving the employee and consumer experience.
↑	CVS Health on solid recent earnings results in its health insurance and pharmacy businesses and optimism its health insurance business should benefit from stabilizing medical costs.
↑	British American Tobacco on strength in its new product categories, bigger share buybacks and more favorable regulatory environment.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina, given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	10.61	8.41	6.74
Class C (with sales charge)	9.61	8.41	6.74
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,018,316,385
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 46,452,226
Investment Company Portfolio Turnover	51.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$7,018,316,385
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$46,452,226
Portfolio Turnover Rate	51.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[55],[56]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2025, Aman Gupta, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class R
Trading Symbol	TESRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$131	1.24%
[57]
Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Mutual Shares Fund returned 11.16%. The Fund compares its performance to the Russell 1000 Value Index, which returned 15.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Retailer Dollar General as sales growth was strong and the company took market share by focusing on improving the employee and consumer experience.
↑	CVS Health on solid recent earnings results in its health insurance and pharmacy businesses and optimism its health insurance business should benefit from stabilizing medical costs.
↑	British American Tobacco on strength in its new product categories, bigger share buybacks and more favorable regulatory environment.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina, given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	11.16	8.94	7.28
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,018,316,385
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 46,452,226
Investment Company Portfolio Turnover	51.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$7,018,316,385
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$46,452,226
Portfolio Turnover Rate	51.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[58],[59]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2025, Aman Gupta, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class R6
Trading Symbol	FMSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$74	0.70%
[60]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Mutual Shares Fund returned 11.79%. The Fund compares its performance to the Russell 1000 Value Index, which returned 15.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Retailer Dollar General as sales growth was strong and the company took market share by focusing on improving the employee and consumer experience.
↑	CVS Health on solid recent earnings results in its health insurance and pharmacy businesses and optimism its health insurance business should benefit from stabilizing medical costs.
↑	British American Tobacco on strength in its new product categories, bigger share buybacks and more favorable regulatory environment.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina, given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	11.79	9.55	7.89
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,018,316,385
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 46,452,226
Investment Company Portfolio Turnover	51.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$7,018,316,385
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$46,452,226
Portfolio Turnover Rate	51.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[61],[62]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2025, Aman Gupta, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class Z
Trading Symbol	MUTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$78	0.74%
[63]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class Z shares of Franklin Mutual Shares Fund returned 11.77%. The Fund compares its performance to the Russell 1000 Value Index, which returned 15.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Retailer Dollar General as sales growth was strong and the company took market share by focusing on improving the employee and consumer experience.
↑	CVS Health on solid recent earnings results in its health insurance and pharmacy businesses and optimism its health insurance business should benefit from stabilizing medical costs.
↑	British American Tobacco on strength in its new product categories, bigger share buybacks and more favorable regulatory environment.

Top detractors from performance:
↓
Fiserv, a financial payments company, after slashing financial guidance late in the reporting period on previous management missteps and weakness in its business in Argentina, given the interest rate and inflation picture.

↓	Cable company Charter Communications on continued competitive pressures from fiber and fixed wireless access.
↓	Global Payments following an expensive acquisition which comes with integration challenges and upends efforts to simplify the business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class Z	11.77	9.50	7.82
Russell 3000 Index	17.15	13.15	14.28
Russell 1000 Value Index	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,018,316,385
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 46,452,226
Investment Company Portfolio Turnover	51.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$7,018,316,385
Total Number of Portfolio Holdings	63
Total Management Fee Paid	$46,452,226
Portfolio Turnover Rate	51.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[64],[65]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective March 31, 2025, Aman Gupta, CFA was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.

[12]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[13]
*	Does not include derivatives, except purchased options, if any.

[14]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.

[15]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.

[18]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
*	Does not include derivatives, except purchased options, if any.

[23]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been unchanged.

[24]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[25]
*	Does not include derivatives, except purchased options, if any.

[26]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
*	Does not include derivatives, except purchased options, if any.

[30]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[31]
*	Does not include derivatives, except purchased options, if any.

[32]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
*	Does not include derivatives, except purchased options, if any.

[36]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[37]
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.

[38]
*	Does not include derivatives, except purchased options, if any.

[39]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[40]
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.

[41]
*	Does not include derivatives, except purchased options, if any.

[42]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[43]
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.

[44]
*	Does not include derivatives, except purchased options, if any.

[45]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[46]
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.

[47]
*	Does not include derivatives, except purchased options, if any.

[48]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[49]
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.

[50]
*	Does not include derivatives, except purchased options, if any.

[51]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[52]
*	Does not include derivatives, except purchased options, if any.

[53]
†	Certain categories may represent less than 0.1%.

[54]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[55]
*	Does not include derivatives, except purchased options, if any.

[56]
†	Certain categories may represent less than 0.1%.

[57]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[58]
*	Does not include derivatives, except purchased options, if any.

[59]
†	Certain categories may represent less than 0.1%.

[60]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[61]
*	Does not include derivatives, except purchased options, if any.

[62]
†	Certain categories may represent less than 0.1%.

[63]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[64]
*	Does not include derivatives, except purchased options, if any.

[65]
†	Certain categories may represent less than 0.1%.